Consolidated Statements of (Loss) Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 2,305,537	$ 2,224,171	$ 1,986,271
Cost of revenues (exclusive of depreciation and amortization shown below)	1,518,034	1,436,214	1,221,323
Selling, general and administrative expenses	639,278	634,321	620,401
Depreciation	34,812	30,661	28,280
Amortization of intangible assets	18,690	20,265	19,606
Acquisition-related items (note 4)	16,326	4,649	(871)
Operating earnings	78,397	98,061	97,532
Interest expense	20,616	17,975	18,347
Interest income	(1,015)	(1,167)	(950)
Other (income) expense, net (note 5)	(2,441)	6,317	3,007
Earnings before income tax	61,237	74,936	77,128
Income tax (note 15)	20,304	(26,807)	29,228
Net earnings	40,933	101,743	47,900
Non-controlling interest share of earnings (note 12)	13,952	14,692	15,420
Non-controlling interest redemption increment (note 12)	21,131	12,941	18,916
Net earnings attributable to Company	5,850	74,110	13,564
Preferred share dividends	9,603	9,971	10,101
Net (loss) earnings attributable to common shareholders	$ (3,753)	$ 64,139	$ 3,463
Net (loss) earnings per common share (note 16)
Basic (in Dollars per share)	$ (0.12)	$ 2.13	$ 0.12
Diluted (in Dollars per share)	$ (0.12)	$ 2.03	$ 0.11